Investments (Tables)	12 Months Ended
Dec. 31, 2012
Investments [Abstract]
Components Of Investments

	2011	2012
25% equity investment in unconsolidated joint venture (AerDragon)	$36,473	$41,161
40% equity investment in unconsolidated joint venture (AerLift)	46,456	51,721
43% equity investment in unconsolidated joint venture (AerData)	1,150	980
	$84,079	$93,862